Provisions (Details)	Jun. 30, 2024 GBP (£) property	Dec. 31, 2023 GBP (£) property	Dec. 31, 2022 GBP (£)
Disclosure of other provisions [line items]
Provisions	£ 1,364,000	£ 2,157,000
Number of leasehold properties subject to restore alterations | property	3
Right-of-use assets	£ 17,736,000	18,513,000
Miami, United States Of America
Disclosure of other provisions [line items]
Provisions		£ 807,000
Number of lease properties with related provision, not yet commenced | property		1
Right-of-use assets		£ 0	£ 2,125,000